Government Bonds and Other Assets - Summary of Roll forward of the Mexican Bonds (Detail) - Mexican Bonds - Mexican Government - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Balance as of the beginning of the year	$ 64,132,418	$ 110,179,517
Government Bonds collected	(10,732,626)	(27,901,421)
Accrued interests	2,736,903	3,985,217
Interests received from bonds	(2,764,716)	(4,547,770)
Impact of the valuation of bonds in UDIs	0	109,585
Amortized cost	(79,616)	270,498
Reversal of impairment (impairment) of bonds	947	2,546
Balance at the end of the period	$ 53,293,310	$ 82,098,172